Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Loans [Abstract]
Schedule of FIDC Acquires Directly from the Company

Accounts receivables are written off upon receipt in full from its customers and/or upon assignment of these securities to the FIDC, in which the FIDC acquires directly from the Company the rights represented by trade notes arising from its commercial sales to its customers.

	Current		Non-Current		Total
	09/30/2025	12/31/2024	06/30/2025	12/31/2024	09/30/2025	12/31/2024
Advance Receivables	691,977	594,403	—	—	691,977	594,403
Loans Bank	2,043,471	1,723,207	—	—	2,043,471	1,723,207
TOTAL	2,735,448	2,317,609	—	—	2,735,448	2,317,609

Accounts receivables are written off upon receipt in full from its customers and/or upon assignment of these securities to the FIDC, in which the FIDC acquires directly from the Company the rights represented by trade notes arising from its commercial sales to its customers.

	Current		Non-Current		Total
	12/31/2024	12/31/2023	12/31/2024	12/31/2023	31/12/2024	12/31/2023
Advance Receivables	594,403	587,112	—	—	594,403	587,112
Loans Bank	1,723,207	418,464	—	1,248,466	1,723,207	1,666,930
TOTAL	2,317,609	1,005,576	—	1,248,466	2,317,609	2,254,042

Schedule of Advance Receivables

Advance Receivables

	09/30/2025	Interest Paid	Interest Provision	12/31/2024
PREMIER	672,400	—	94,811	577,589
RDF SOLUÇÕES FINANCEIRAS	5,423	—	765	4,658
ML BANK SECURITIZADORA S/A	14,154	—	1,998	12,156
TOTAL	691,977	—	97,574	594,403

Advance Receivables

	12/31/2024	Interest Paid	Interest Provision	12/31/2023
PREMIER	577,589	—	91,381	486,208
RDF SOLUÇÕES FINANCEIRAS	4,658	(81,376)	—	86,034
ML BANK SECURITIZADORA S/A	12,156	(2,714)	—	14,870
TOTAL	594,403	-84,090	91,381	587,112

Schedule of Loans Bank	Loans Bank
	09/30/2025	Acquisition	Interest Paid	Interest Provision	Payments	12/31/2024
Loans Bank	2,043,471		—	320,264		1,723,207
Loans Bank
	12/31/2024	Acquisition	Interest Paid	Interest Provision	Payments	12/31/2023
Loans Bank	1,723,207	—	—	56,277	—	1,666,930